Business Combinations - Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Nov. 01, 2023	Aug. 01, 2023	Jan. 01, 2023	Dec. 31, 2022	Sep. 01, 2022
Assets
Property, plant and equipment	€ 4,811
Customer databases	5,733
Right-of-use assets	4,195
Regulatory deposits	11,951				€ 11,809
Deferred tax assets	263
Trade and other receivables	16,274
Net cash acquired with the subsidiaries € '000s	8,278
Identifiable assets acquired	93,762
Liabilities
Lease liabilities	(4,367)
Interest-bearing loans and borrowings	(120,992)
Trade and other payables	(26,846)
Customer liabilities	(2,577)
Deferred tax liabilities	(144)
Income tax payables	(3,482)
Liabilities assumed	(158,408)
Net identifiable assets (liabilities) acquired	(64,646)
Goodwill	88,175
Gain on bargain purchase	(209)
Purchase consideration transferred	23,320
Licenses
Assets
Technology-based intangible assets recognised as of acquisition date	32,574
Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date	21,546
Income tax receivables	88
Digital Gaming Corporation Limited
Assets
Property, plant and equipment				€ 4,113
Customer databases				5,733
Right-of-use assets				2,117
Deferred tax assets				263
Trade and other receivables				11,572
Net cash acquired with the subsidiaries € '000s	7,701			7,701
Identifiable assets acquired				85,619
Liabilities
Lease liabilities				(2,227)
Interest-bearing loans and borrowings				(120,989)
Trade and other payables				(23,503)
Customer liabilities				(2,577)
Deferred tax liabilities				(17)
Income tax payables				(3,475)
Liabilities assumed				(152,788)
Net identifiable assets (liabilities) acquired				(67,169)
Goodwill				78,872
Gain on bargain purchase				0
Purchase consideration transferred				11,703
Digital Gaming Corporation Limited | Licenses
Assets
Technology-based intangible assets recognised as of acquisition date				32,574
Digital Gaming Corporation Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date				21,546
Income tax receivables				€ 0
SportCC ApS
Assets
Property, plant and equipment			€ 0
Customer databases			0
Right-of-use assets			0
Deferred tax assets			0
Trade and other receivables			402
Net cash acquired with the subsidiaries € '000s	211		211
Identifiable assets acquired			613
Liabilities
Lease liabilities			0
Interest-bearing loans and borrowings			(3)
Trade and other payables			(374)
Customer liabilities			0
Deferred tax liabilities			0
Income tax payables			(7)
Liabilities assumed			(384)
Net identifiable assets (liabilities) acquired			229
Goodwill			9,303
Gain on bargain purchase			0
Purchase consideration transferred			9,532
SportCC ApS | Licenses
Assets
Technology-based intangible assets recognised as of acquisition date			0
SportCC ApS | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date			0
Income tax receivables			€ 0
15 Marketing Limited
Assets
Property, plant and equipment		€ 698
Customer databases		0
Right-of-use assets		2,078
Deferred tax assets		0
Trade and other receivables		4,300
Net cash acquired with the subsidiaries € '000s	€ 366	366
Identifiable assets acquired		7,530
Liabilities
Lease liabilities		(2,140)
Interest-bearing loans and borrowings		0
Trade and other payables		(2,969)
Customer liabilities		0
Deferred tax liabilities		(127)
Income tax payables		0
Liabilities assumed		(5,236)
Net identifiable assets (liabilities) acquired		2,294
Goodwill		0
Gain on bargain purchase		(209)
Purchase consideration transferred		2,085
15 Marketing Limited | Licenses
Assets
Technology-based intangible assets recognised as of acquisition date		0
15 Marketing Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date		0
Income tax receivables		€ 88
Verno Holdings Limited
Assets
Property, plant and equipment						€ 1,491
Customer databases						12,831
Right-of-use assets						521
Regulatory deposits						1,000
Trade and other receivables						3,118
Net cash acquired with the subsidiaries € '000s						8,385
Identifiable assets acquired						40,664
Liabilities
Lease liabilities						(671)
Interest-bearing loans and borrowings						(23,445)
Trade and other payables						(12,309)
Customer liabilities						(2,457)
Liabilities assumed						(38,882)
Net identifiable assets (liabilities) acquired						1,782
Non-Controlling interest						(17,127)
Goodwill						37,869
Purchase consideration transferred						22,524
Verno Holdings Limited | Brands
Assets
Technology-based intangible assets recognised as of acquisition date						1,576
Verno Holdings Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date						1,163
Verno Holdings Limited | Marketing and data analytics know-how
Assets
Technology-based intangible assets recognised as of acquisition date						€ 10,579